Equity Compensation Plans - Narrative (FY) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Stock options exercisable (shares)		293,296	228,392
Stock options exercised (shares)		0	0
Fair vale of options vested in period		$ 0.8	$ 1.3
Stock options granted (shares)		0
Dividend yield	0.00%		0.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost related to equity awards		$ 0.6
Period of recognition for unrecognized compensation costs (in years)		1 year 8 months 19 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of awards vested in period		$ 0.4	$ 0.1
Unrecognized compensation cost related to equity awards		$ 0.2
Period of recognition for unrecognized compensation costs (in years)		1 year
Performance Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost related to equity awards		$ 0.6
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Common shares authorized for issuance (shares)		1,400,000
Common shares available for future grants (shares)		225,975
2012 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Options vesting period		1 year
2012 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Options vesting period		4 years
Term of options		10 years